Goodwill - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Abstract]
Balance	$ 1,579	$ 1,579	$ 1,579